Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

30.  SUBSEQUENT EVENTS

In March 2011, the Company terminated its sales and leaseback arrangement related to its thin-film production line in Shanghai by paying the outstanding future lease payments of $29.8 million.